Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

(amounts in thousands)	(Unaudited) 2017 Quarter Ended				(Unaudited) 2016 Quarter Ended
	First Quarter(1)	Second Quarter	Third Quarter	Fourth Quarter	First Quarter(2)	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$34,728	$37,742	$38,608	$51,127	$10,244	$17,374	$23,938	$26,846
Operating loss	(26,173)	(4,734)	(2,555)	7,891	(51,192)	(19,204)	(16,244)	(14,091)

Net loss	(34,564)	(13,418)	(10,674)	(1,068)	(58,260)	(24,748)	(21,273)	(20,557)

Basic loss per share	$(0.48)	$(0.19)	$(0.15)	$(0.01)	$(1.96)	$(0.48)	$(0.30)	$(0.29)

Diluted loss per share	$(0.48)	$(0.19)	$(0.15)	$(0.01)	$(1.96)	$(0.48)	$(0.30)	$(0.29)

Basic weighted average common shares outstanding	71,735	71,804	71,936	71,702	29,794	51,305	71,575	71,672
Diluted weighted average common shares outstanding	71,735	71,804	71,936	71,702	29,794	51,305	71,575	71,672